LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES	9 Months Ended
Dec. 31, 2024
Receivables [Abstract]
LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

3. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

The Group used to provide loan facilitation related guarantee service before April 2020. The third-party financing partners offered financing solutions to the Borrowers and the Group was required to provide a guarantee. In the event of a payment default from the Borrower, the Group was required to repay the monthly instalment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the Consolidated Balance Sheets.

	March 31, 2024	December 31, 2024
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,995	7,710
Less: provision for credit losses	(7,995)	(7,710)
	-	-

An aging analysis of loans recognized as result of payments under guarantees was as follows:

	March 31, 2024	December 31, 2024
	RMB	RMB

Over 12 months	7,995	7,710
	7,995	7,710

The Group relies on the consumers’ credit history, loan-to-value ratio and other certain application information to evaluate and rank their respective risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of “Normal” are determined to have the highest probability of repayment, customers assigned a grade of “Attention” are determined to have a lower probability of repayment, and customers assigned a grade of “Secondary” are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers’ likelihood of repayment.

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of March 31, 2024 and December 31, 2024 were listed as below:

	March 31, 2024	December 31, 2024
	RMB	RMB

Normal	-	-
Attention	-	-
Secondary	7,995	7,710
	7,995	7,710

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

3. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (CONTINUED)

The movement of provision for credit losses for the fiscal years ended March 31, 2023 and 2024 and the nine months ended December 31, 2024 was as follows:

	For the fiscal years ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Beginning balance of the period	(324,371)	(10,337)	(7,995)
(Provision for)/reversal of credit losses	(1,770)	1,719	285
Write-offs	308,847	-	-
Payments from the borrowers or other recoveries	6,957	623	-
Ending balance of the period	(10,337)	(7,995)	(7,710)

The following table explains the changes in the provision of credit losses by grade of monitored credit risk quality indicator as of March 31, 2023 and 2024 and December 31, 2024:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB

Balance at March 31, 2022	(1,805)	(74,783)	(247,783)	(324,371)
(Provision for)/reversal of credit losses	(8,126)	(4,844)	11,200	(1,770)
Write-offs	3,341	74,519	230,987	308,847
Payments from the borrowers or other recoveries	-	297	6,660	6,957
Transfer from Normal to Secondary	6,590	-	(6,590)	-
Transfer from Attention to Secondary	-	4,811	(4,811)	-
Balance at March 31, 2023	-	-	(10,337)	(10,337)
Reversal of credit losses	-	-	1,719	1,719
Payments from the borrowers or other recoveries	-	-	623	623
Balance at March 31, 2024	-	-	(7,995)	(7,995)
Reversal of credit losses			285	285
Balance at December 31, 2024	-	-	(7,710)	(7,710)

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)